Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Schedule of assumptions used to estimate fair value stock warrants granted
March 31, 2019

Expected dividend yield	0%
Expected volatility	90%
Risk-free interest rate	2.40%
Expected life of options	4.00 years

Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2018	2,280,000	$0.72	3.44
Exercisable – December 31, 2018	2,280,000	$0.72	3.44	$0.00
Granted	50,000	$1.06
Forfeited or Expired	0	$0
Outstanding – March 31, 2018	2,330,000	$0.73	3.21	$0
Exercisable – March 31, 2018	2,280,000	$0.72	3.19	$1,132,500

	Number of Warrants	Weighted Average Exercise Price per Share	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2017	2,232,500	$1.36	4.34
Exercisable – December 31, 2017	2,232,500	$1.36	4.34	$0
Granted	0	$0
Forfeited or Expired	0	$0
Outstanding – March 31, 2018	2,232,500	$1.36	4.09	$0
Exercisable – March 31, 2018	2,232,500	$1.36	4.09	$0

Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of assumptions used to estimate fair value stock warrants granted
2018

Expected dividend yield	0%
Expected volatility	91%
Risk-free interest rate	2.93%
Expected life of options	4.00 years

2017

Expected dividend yield	0%
Expected volatility	80%
Risk-free interest rate	2.62%
Expected life of warrants	4-5 years

Schedule of warrant activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2016	183,737	$7.35	2.70
Exercisable – December 31, 2016	171,237	$7.15	2.79	$0.00
Granted	2,050,000	$1.00
Forfeited or Expired	(1,237)	$303,37
Outstanding – December 31, 2017	2,232,500	$1.36	4.34
Exercisable – December 31, 2017	2,232,500	$1.36	4.34	$0.00
Granted	100,000	$1.00
Forfeited or Expired	(52,500)	$8.57
Outstanding – December 31, 2018	2,280,000	$0.72	3.44
Exercisable – December 31, 2018	2,280,000	$0.72	3.44	$0.00